UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2017

Date of reporting period:	5/31/2017

Item 1. Schedule of Investments

Prudential California Muni Income Fund

Schedule of Investments

as of May 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 100.5%
MUNICIPAL BONDS
Abag Fin. Auth. For Nonprofit Corp. Rev., Episcopal Senior Communities, Rfdg.	6.125%	07/01/41	475	$525,474
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare	6.250%	08/01/39	1,000	1,105,850
Abag Fin. Auth. For Nonprofit Corp. Rev., Sharp Healthcare, Ser. A	5.000%	08/01/43	2,000	2,248,740
Alameda Corridor Trans. Auth. Rev., Sub. Lien, Ser. B, Rfdg.	5.000%	10/01/34	1,790	2,052,790
Alameda Corridor Trans. Auth. Rev., Sub. Lien, Ser. B, Rfdg.	5.000%	10/01/35	445	508,782
Anaheim Calif. Pub. Fin. Auth. Rev., Ser. A, Rfdg.	5.000%	05/01/39	1,000	1,137,440
Bay Area Toll Auth. Rev., Ser. F-1	5.000%	04/01/56	1,000	1,151,700
Bay Area Toll Auth. Rev., Ser. F-1, Rfgd.	5.000%	04/01/54	1,000	1,117,950
California Cnty. Tob. Secur. Agy. Rev., Asset-Bkd.	5.450%(c)	06/01/28	500	512,595
California Cnty. Tob. Secur. Agy. Rev., Tob. Conv. Bonds, LA Cnty. Ser. B (Converted to Fixed on 12/01/10)	5.250%(c)	06/01/21	1,435	1,452,191
California Cnty. Tob. Secur. Agy. Rev., Tob. Conv. Bonds, Ser. B (Converted to Fixed on 12/01/08)	5.100%(c)	06/01/28	1,035	1,035,041
California Edl. Facs. Auth. Rev., Loyola Marymount Univ., Ser. A	5.125%	10/01/40	1,000	1,079,620
California Edl. Facs. Auth. Rev., Pepperdine Univ., Rfgd.	5.000%	10/01/49	2,000	2,327,280
California Hlth. Facs. Fing. Auth. Rev., Cedars Sinai Med. Ctr., Rfdg.	5.000%	11/15/33	1,000	1,173,650
California Hlth. Facs. Fing. Auth. Rev., Childrens Hosp., Ser. A, Rfdg.	5.000%	08/15/47	1,000	1,128,350
California Hlth. Facs. Fing. Auth. Rev., Episcopal Home, Ser. B, Rfdg. (Pre-refunded date 02/01/20)(m)(m)	6.000%	02/01/32	1,000	1,131,470
California Hlth. Facs. Fing. Auth. Rev., Kaiser Permanente, Sub., Ser. A-1G	5.000%	11/01/27	1,000	1,260,770
California Hlth. Facs. Fing. Auth. Rev., Kaiser Permanente, Sub., Ser. A-2	4.000%	11/01/44	2,250	2,323,597
California Hlth. Facs. Fing. Auth. Rev., Lucile Salter Packard Children’s Hosp., Ser. A	5.000%	08/15/43	1,000	1,122,490
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. B	5.500%	10/01/39	1,500	1,633,785
California Hlth. Facs. Fing. Auth. Rev., Providence Hlth., Ser. C (Pre-refunded date 10/01/18)(m)(m)	6.500%	10/01/38	20	21,509
California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. A	5.000%	11/15/40	1,000	1,129,090
California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. A, Rfdg.	5.000%	11/15/36	1,200	1,308,480
California Hlth. Facs. Fing. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750%	07/01/39	1,000	1,084,680
California Hlth. Facs. Fing. Auth. Rev., Stanford Healthcare, Ser. A	5.000%	08/15/54	1,000	1,125,050
California Hlth. Facs. Fing. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	5.500%	11/15/40	500	579,560
California Hlth. Facs. Fing. Auth. Rev., Sutter Hlth., Ser. A, Rfdg.	5.000%	08/15/43	1,500	1,700,370
California Hlth. Facs. Fing. Auth. Rev., Sutter Hlth., Ser. D, Rfdg.	5.250%	08/15/31	1,000	1,151,820
California Muni. Fin. Auth. Ed. Rev., Amern. Heritage Ed., Ser. A, Rfgd.	4.000%	06/01/26	500	533,890
California Muni. Fin. Auth. Ed. Rev., Amern. Heritage Ed., Ser. A, Rfgd.	5.000%	06/01/46	500	536,660
California Muni. Fin. Auth. Rev., Eisenhower Med. Ctr., Ser. A, Rfdg.	4.000%	07/01/47	1,000	1,009,850
California Muni. Fin. Auth. Rev., Var. Chevron USA Rec. Zone, Ser. A, FRDD (Mandatory put date 06/01/17)	0.690%(c)	11/01/35	3,800	3,800,000

California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Amern. Wtr. Cap. Corp. Proj., 144A	5.250%	08/01/40	1,250	1,365,400
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Green Bond-Calplant I Proj., AMT, 144A	7.000%	07/01/22	200	204,262
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Green Bond-Calplant I Proj., AMT, 144A	8.000%	07/01/39	200	214,994
California Sch. Fin. Auth. Chrt. Sch. Rev., Alliance CLG-Ready Pub. Schs., 144A	5.000%	07/01/51	620	659,798
California Sch. Fin. Auth. Rev., Alliance CLG-Ready Pub. Schs., Ser. A, 144A	4.000%	07/01/26	300	320,052
California Sch. Fin. Auth. Rev., Alliance CLG-Ready Pub. Schs., Ser. A, 144A	5.000%	07/01/45	1,000	1,071,310
California Sch. Fin. Auth. Rev., Aspire Pub. Schs., Ser. A, Rfgd., 144A	5.000%	08/01/46	1,000	1,071,910
California Sch. Fin. Auth. Rev., Green Dot Pub. Sch. Proj., Ser. A, 144A	5.000%	08/01/45	610	642,117
California Sch. Fin. Auth. Sch. Facs. Rev., Kipp. LA. Proj., Ser A, 144A	5.000%	07/01/45	1,000	1,067,740
California Sch. Fin. Auth. Sch. Rev., Aspire Pub. Schs., Ser. A, Rfgd., 144A	5.000%	08/01/40	2,000	2,152,500
California St., GO	5.000%	03/01/45	2,000	2,304,540
California St., GO	5.000%	08/01/45	1,500	1,739,355
California St., GO	5.000%	08/01/46	1,500	1,753,215
California St., GO	5.250%	11/01/40	750	846,255
California St., Unrefunded Balance, GO	5.500%	04/01/30	5	5,018
California St., Var. Purp., GO	5.000%	10/01/29	1,500	1,638,015
California St., Var. Purp., GO	5.000%	09/01/41	5,000	5,586,450
California St., Var. Purp., GO	5.000%	10/01/41	1,250	1,399,362
California St., Var. Purp., GO	5.250%	04/01/35	1,250	1,438,112
California St., Var. Purp., GO	5.500%	11/01/39	1,000	1,097,200
California St., Var. Purp., GO	5.500%	03/01/40	2,000	2,222,140
California St., Var. Purp., GO	6.000%	03/01/33	2,750	3,100,405
California St., Var. Purp., GO	6.000%	04/01/38	3,000	3,277,710
California St., Var. Purp., GO	6.000%	11/01/39	1,500	1,679,190
California St. Pub. Wks. Brd. Lease Rev., Judicial Council Projs., Ser. D	5.000%	12/01/31	1,000	1,140,050
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Ser. C, Rfdg.	5.000%	11/01/34	1,300	1,529,385
California St. Pub. Wks. Brd. Lease Rev., Var. Cap. Proj., Ser. G-1 (Pre-refunded date 10/01/19)(m)(m)	5.750%	10/01/30	750	833,603
California St. Univ. Rev., Ser. A, Systemwide	5.000%	11/01/37	1,250	1,418,212
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Ser. A, Rfdg.	5.250%	11/01/44	250	256,863
California Statewide Cmntys. Dev. Auth. Rev., Aspire Pub. Schs., Sch. Fac. Rev. (Pre-Refunded date 01/01/19)(m)(m)	6.000%	07/01/30	1,000	1,079,000
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth.	5.000%	11/01/40	1,000	1,077,280
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.000%	12/01/27	1,000	1,142,320
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A	5.250%	12/01/44	1,000	1,083,000
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250%	12/01/56	1,000	1,089,600
California Statewide Cmntys. Dev. Auth. Rev., Polytechnic Sch.	5.000%	12/01/34	2,000	2,172,800
California Statewide Cmntys. Dev. Auth. Rev., Presbyterian Homes, 144A	7.250%	11/15/41	500	555,330
California Statewide Cmntys. Dev. Auth. Rev., Spl. Tax No. 97-1, CABS	6.840%(s)	09/01/22	1,665	1,244,255

California Statewide Cmntys. Dev. Auth. Rev., Sutter Hlth., Ser. A	6.000%	08/15/42	2,000	2,282,620
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas-D-Rmkt.	5.875%	01/01/34	1,000	1,086,460
Chula Vista Muni. Fing. Auth. Spl. Tax, Rfgd.	5.000%	09/01/21	500	563,850
City of La Verne CA, Brethren Hillcrest Homes, COP, Rfgd.	5.000%	05/15/36	1,250	1,324,612
Coronado Cmnty. Dev. Agy. Tax Alloc., Dev. Proj., AMBAC	5.000%	09/01/24	2,000	2,006,640
Fontana Spl. Tax, Cmnty. Facs. Dist. #22 Sierra Hills, Rfgd.	5.000%	09/01/34	500	546,960
Foothill-De Anza Cmnty. College Dist., Ser. C, GO (Pre-refunded date 08/01/21)(m)(m)	5.000%	08/01/40	1,250	1,451,762
Golden St. Tob. Secur. Corp. Rev., Asset-Bkd., Sr. Ser. A-1 (Pre-refundeded date 06/01/17)(m)(m)	5.750%	06/01/47	60	60,000
Golden St. Tob. Secur. Corp. Rev., Asset-Bkd., Sr., Ser. A-1	4.500%	06/01/27	380	380,000
Golden St. Tob. Secur. Corp. Rev., Ser. A, Conv., CABS, AMBAC (Converted to Fixed on 06/01/10)	4.600%(c)	06/01/23	3,000	3,101,370
Golden St. Tob. Secur. Corp. Rev., Ser. A-1, Rfgd.	5.000%	06/01/28	1,125	1,344,904
Golden St. Tob. Secur. Corp. Rev., Ser. A-1, Rfgd.	5.000%	06/01/29	1,250	1,481,337
Golden St. Tob. Secur. Corp. Rev., Unrefunded Asset-Bkd., Ser. A-1	5.750%	06/01/47	990	997,326
Guam Gov’t. Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000%	07/01/35	500	549,310
Guam Intl. Arpt. Auth. Rev., Ser. C, AMT	6.375%	10/01/43	500	571,230
Inland Vly. Dev. Agy., Tax Alloc., Ser. A, Rfdg.	5.000%	09/01/44	500	557,760
Jurupa Pub. Fing. Auth., Ser. A, Rfdg.	5.000%	09/01/42	1,250	1,410,012
La Mesa-Spring Vly. Sch. Dist., GO, Election of 2002, Ser. B, CABS, NATL	2.410%(s)	08/01/23	2,000	1,775,980
Lincoln Calif. Pub. Fing. Auth. Spl. Assessment, Twelve Bridges Sub. Dist., Ser. B	6.000%	09/02/27	1,000	1,129,680
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000%	11/15/35	2,350	2,840,562
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.250%	11/15/19	580	628,140
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%	11/15/30	1,285	1,586,988
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%	11/15/32	440	555,227
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%	11/15/37	1,315	1,696,876
Long Beach Hbr. Rev., Ser. A, AMT, NATL, Rfdg.	6.000%	05/15/19	3,000	3,277,830
Los Angeles Calif. Cmnty. College Dist., Election of 2008, Ser. A, GO (Pre-refunded date 08/01/19)(m)(m)	6.000%	08/01/33	2,000	2,218,500
Los Angeles Calif. Dept. Arpts. Rev., Ser. A	5.000%	05/15/34	1,000	1,075,140
Los Angeles Calif. Dept. Arpts. Rev., Ser. A, AMT	5.000%	05/15/38	2,500	2,808,500
Los Angeles Calif. Dept. Arpts. Rev., Ser. B, AMT	5.000%	05/15/46	1,000	1,133,350
Los Angeles Calif. Dept. Arpts. Rev., Ser. C, Rfdg.	5.000%	05/15/38	1,000	1,157,460
Los Angeles Calif. Dept. Arpts. Rev., Sub. Ser. A, AMT	4.000%	05/15/36	1,000	1,049,130
Los Angeles Cnty. Regional Fing. Auth. Rev., Montecedro, Inc. Proj., Ser. A	5.000%	11/15/44	1,250	1,411,150
Los Angeles Dept. of Wtr. & Pwr. Rev., Pwr. Sys., Ser. A	5.000%	07/01/39	1,000	1,059,570
Los Angeles Dept. of Wtr. Rev., Wtr. Sys., Ser. A	5.375%	07/01/38	1,530	1,632,127
Los Angeles Dept. of Wtr. Rev., Wtr. Sys., Ser. B	5.000%	07/01/34	2,500	2,918,175
M-S-R Energy Auth. Calif. Rev., Ser. A	6.500%	11/01/39	1,000	1,429,830
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Linked, SAVRS, RIBS	5.750%	08/10/18	1,250	1,290,788
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev., Unrefunded Balance, Ser. A	5.750%	07/01/21	1,940	2,183,276
Northern Calif. Transmission Agy. Rev., Calif.- Oregon Proj., Ser. A, Rfgd.	5.000%	05/01/39	750	872,948
Orange Cnty. Cmnty. Facs. Dist. Spl. Tax, No. 2015-1 Esencia Vlg., Ser. A	5.250%	08/15/45	1,500	1,676,670
Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000%	08/15/29	1,000	1,170,830

Palomar Health Rev., Rfdg.	5.000%	11/01/39	1,500	1,631,415
Palomar Pomerado Healthcare Dist. Calif., COP	6.000%	11/01/41	1,200	1,307,808
Pittsburg Redev. Agy. Tax Alloc. Rev., Sub., Ser. A, Rfgd., AGM	5.000%	09/01/29	1,750	2,077,967
Pittsburg Success Agy. Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	2.860%(s)	08/01/26	1,375	1,050,500
Port of Oakland Rev., Inter. Lien, Ser. A, NATL, Rfdg., AMT	5.000%	11/01/29	3,000	3,044,490
Port of Oakland Rev., Ser. O, Rfdg., AMT	5.125%	05/01/30	1,000	1,104,620
Port of Oakland Rev., Sr. Lien., Ser. P, Rfdg., AMT	5.000%	05/01/33	1,750	1,934,975
Poway Uni. Sch. Dist. Pub. Fing. Auth., Spl. Tax Ser. A, Rfdg.	5.000%	09/01/35	1,000	1,100,610
Puerto Rico Comnwlth. Rev., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.750%	07/01/37	390	316,914
Puerto Rico Comnwlth. Rev., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000%	07/01/47	325	267,335
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Sr. Lien, Ser. C	5.250%	08/01/40	750	423,038
Rancho Cucamonga Redev. Agy. Successor Agy. Tax Alloc., Rancho Redev. Proj. Area, AGM	5.000%	09/01/32	450	516,762
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg. (Escrowed to maturity date 07/01/22)(m)(m)	6.368%	07/01/22	55	62,168
Redding Elec. Sys. Rev., COP, Linked SAVRS, RIBS, NATL, ETM, Rfdg. (Escrowed to maturity date 07/01/22)(e)(g)(m)(m)	10.766%(c)	07/01/22	1,405	1,771,199
Riverside Cnty. Calif. Redev. Agy. Tax. Alloc. Intst. 215 Corridor, Ser. E (Pre-refunded date 10/01/20)(m)(m)	6.500%	10/01/40	1,000	1,179,490
Riverside Cnty. Infrast. Fing. Auth. Rev., Ser. A, Rfdg.	4.000%	11/01/37	1,250	1,329,900
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj.	5.250%	11/01/45	1,000	1,173,550
Riverside Cnty. Trans. Commission Rev., Sr. Lien, Ser. A	5.750%	06/01/44	500	567,355
Roseville Calif. Spl. Tax., WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000%	09/01/37	500	546,940
Sacramento Area Flood Control Agy. Spl. Assessment, Ser A., Rfdg	5.000%	10/01/41	1,000	1,171,490
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Var.-Regl., Ser. B, NATL	1.236%(c)	12/01/35	1,000	901,310
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	7.500%	12/01/41	500	587,840
San Buenaventura Calif. Rev., Cmnty. Mem. Hlth. Sys.	8.000%	12/01/26	500	625,265
San Diego Cmnty. College Dist., Election of 2006, GO (Pre-refunded date 08/01/21)(m)(m)	5.000%	08/01/41	1,500	1,739,460
San Diego Cnty. Regl. Arpt. Auth. Rev., Sr. Ser. B, AMT	5.000%	07/01/43	2,000	2,198,680
San Diego Pub. Facs. Fing. Auth. Rev., Cap. Impt. Projs., Ser. A	5.000%	10/15/44	1,000	1,144,680
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, GO, NATL	6.000%	07/01/19	1,000	1,105,020
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser. A, AMT	5.250%	05/01/33	500	564,610
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser. A, Rfdg., AMT	5.000%	05/01/31	1,000	1,113,990
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser. C, Rfdg., AMT	5.000%	05/01/25	1,555	1,745,083
San Francisco City & Cnty. Arpts. Comm. Rev., Second Ser. F, Rfdg., AMT	5.000%	05/01/28	1,000	1,117,810
San Francisco City & Cnty. Redev. Agy., Tax Alloc. Mission Bay North Redev., Ser. C (Pre-refunded date 08/01/19)(m)(m)	6.500%	08/01/39	1,000	1,119,490
San Francisco City & Cnty. Redev. Agy., Tax Alloc. Mission Bay South Redev. Proj., Ser B, NATL	5.000%	08/01/43	500	574,420
San Jose Calif., Library & Park Proj., GO	5.000%	09/01/33	2,200	2,251,700

San Jose Calif., Redev. Agy. Tax Alloc., Merged Area Redev. Proj., Hsg. Set Aside, Ser. A-1, Rfdg.	5.500%	08/01/35	1,000	1,098,690
San Leandro Cmnty. Facs., Spl. Tax Dist. No. 1	6.500%	09/01/25	2,160	2,166,718
Santa Margarita Wtr. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625%	09/01/36	325	365,258
Santa Maria Joint Union H.S. Dist., Election of 2004, CABS, GO, NATL	3.140%(s)	08/01/29	1,250	860,688
Santa Monica Cmnty. College Dist. Election of 2002, Ser. A, GO, NATL	2.740%(s)	08/01/28	1,055	767,038
South Bayside Wste. Mgmt. Auth. Calif. Rev., Solid Waste Enterprise Shoreway Environmental, Ser. A	6.000%	09/01/36	500	550,170
Southern Cali. Pub. Power Auth. Nat. Gas Proj. Rev., LIBOR, Proj. No. 1, Ser. A	2.254%(c)	11/01/38	2,000	1,734,420
Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Ser. A, Rmkt.	6.250%	10/01/40	700	854,567
Territory of Guam, Section 30, Ser. A (Pre-refunded date 12/01/2019)(m)(m)	5.750%	12/01/34	500	558,340
Tob. Securitization Auth. Northn. Calif. Rev., Asset-Bkd. Tob. Settlement, Ser. A-1	4.750%	06/01/23	2,640	2,646,336
University of Calif. Rev. Gen., Ser. O (Pre-refunded date 05/15/19)(m)(m)	5.750%	05/15/34	1,250	1,367,573
Walnut Energy Center Auth. Rev., Rfdg.	5.000%	01/01/34	1,000	1,172,682

TOTAL LONG-TERM INVESTMENTS (cost $189,715,089)				203,294,516

TOTAL INVESTMENTS — 100.5% (cost $189,715,089)(x)				203,294,516
Liabilities in excess of other assets — (0.5)%				(1,013,628)

NET ASSETS — 100.0%				$202,280,888

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CABs	Capital Appreciation Bonds
COP	Certificates of Participation
ETM	Escrowed to Maturity
FRDD	Floating Rate Daily Demand Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guaranty Corp.
OTC	Over-the-counter
RIBS	Residual Interest Bonds
SAVRS	Select Auction Variable Rate Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2017.
(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at May 31, 2017.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $1,771,199 is approximately 0.9% of net assets.
(m)(m)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at May 31, 2017.
(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$189,457,268

Appreciation	14,758,402
Depreciation	(921,154)

Net Unrealized Appreciation	$13,837,248

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of May 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
California	$—	$200,608,349	$—
Guam	—	1,678,880	—
Puerto Rico	—	1,007,287	—

Total	$—	$203,294,516	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 6

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date July 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam

Treasurer and Principal Financial and Accounting Officer

Date July 18, 2017

*	Print the name and title of each signing officer under his or her signature.